ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current:
Accounts payable	$ 44	$ 39
Accrued & other liabilities	562	413
Deferred revenue	175	153
Total current	781	605
Non-current:
Deferred revenue	77	89
Provisions & other liabilities	42	30
Total non-current	$ 119	$ 119
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized	69.00%
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized	31.00%